Buffalo Growth Fund
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 98.2%	Shares	Value
Communication Services - 15.5%
Entertainment - 1.3%
Liberty Media Corp.-Liberty Live - Series C (a)	35,000	$2,382,100
		$–
Interactive Media & Services - 14.2%
Alphabet, Inc. - Class A	58,900	11,149,770
Alphabet, Inc. - Class C	28,200	5,370,408
Meta Platforms, Inc. - Class A	15,813	9,258,670
		25,778,848
Total Communication Services		28,160,948

Consumer Discretionary - 12.2%
Broadline Retail - 9.7%
Amazon.com, Inc. (a)	72,820	15,975,980
MercadoLibre, Inc. (a)	1,000	1,700,440
		17,676,420
Hotels, Restaurants & Leisure - 2.5%
Booking Holdings, Inc.	900	4,471,578
Total Consumer Discretionary		22,147,998

Energy - 1.0%
Energy Equipment & Services - 1.0%
Schlumberger NV	46,633	1,787,909

Financials - 9.5%
Capital Markets - 2.1%
MSCI, Inc.	3,615	2,169,036
S&P Global, Inc.	3,500	1,743,105
		3,912,141
Financial Services - 7.4%
Global Payments, Inc.	13,005	1,457,340
Mastercard, Inc. - Class A	8,515	4,483,744
Shift4 Payments, Inc. - Class A (a)	27,567	2,860,903
Visa, Inc. - Class A	14,758	4,664,118
		13,466,105
Total Financials		17,378,246

Health Care - 9.7%
Health Care Equipment & Supplies - 3.7%
Edwards Lifesciences Corp. (a)	27,475	2,033,974
Establishment Labs Holdings, Inc. (a)	34,570	1,592,640
IDEXX Laboratories, Inc. (a)	2,856	1,180,785
Intuitive Surgical, Inc. (a)	3,600	1,879,056
		6,686,455
Health Care Providers & Services - 1.9%
Progyny, Inc. (a)	74,024	1,276,914
UnitedHealth Group, Inc.	4,500	2,276,370
		3,553,284
Health Care Technology - 1.2%
Veeva Systems, Inc. - Class A (a)	10,259	2,156,955
		$–
Life Sciences Tools & Services - 2.9%
Bio-Rad Laboratories, Inc. - Class A (a)	4,350	1,429,018
Danaher Corp.	6,059	1,390,843
Thermo Fisher Scientific, Inc.	4,768	2,480,457
		5,300,318
Total Health Care		17,697,012

Industrials - 6.0%
Commercial Services & Supplies - 1.1%
Copart, Inc. (a)	34,100	1,956,999
		$–
Ground Transportation - 1.9%
Uber Technologies, Inc. (a)	57,278	3,455,009
		$–
Professional Services - 3.0%
TransUnion	41,322	3,830,963
Verisk Analytics, Inc.	5,970	1,644,317
		5,475,280
Total Industrials		10,887,288

Information Technology - 40.8%(b)
Semiconductors & Semiconductor Equipment - 11.3%
Broadcom, Inc.	16,060	3,723,350
NVIDIA Corp.	125,000	16,786,250
		20,509,600
Software - 19.8%
Adobe, Inc. (a)	7,639	3,396,911
DoubleVerify Holdings, Inc. (a)	91,255	1,753,009
Intuit, Inc.	2,732	1,717,062
Microsoft Corp.	50,308	21,204,822
Palo Alto Networks, Inc. (a)	9,588	1,744,632
Salesforce, Inc.	11,000	3,677,630
ServiceNow, Inc. (a)	2,524	2,675,743
		36,169,809
Technology Hardware, Storage & Peripherals - 9.7%
Apple, Inc.	70,708	17,706,697
Total Information Technology		74,386,106

Materials - 0.8%
Chemicals - 0.8%
Linde PLC	3,671	1,536,937

Real Estate - 2.7%
Real Estate Management & Development - 2.7%
CBRE Group, Inc. - Class A (a)	24,220	3,179,844
CoStar Group, Inc. (a)	24,000	1,718,160
		4,898,004
Total Real Estate		4,898,004
TOTAL COMMON STOCKS (Cost $55,993,100)		178,880,448

SHORT-TERM INVESTMENTS - 1.9%	Shares	Value
Money Market Funds - 1.9%
Fidelity Money Market Government Portfolio - Class I, 4.38% (c)	3,544,466	3,544,466
TOTAL SHORT-TERM INVESTMENTS (Cost $3,544,466)		3,544,466

TOTAL INVESTMENTS - 100.1% (Cost $59,537,566)		182,424,914
Liabilities in Excess of Other Assets - (0.1)%		(162,387)
TOTAL NET ASSETS - 100.0%		$182,262,527
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

NV - Naamloze Vennootschap
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Buffalo Growth Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$178,880,448	$–	$–	$178,880,448
Money Market Funds	3,544,466	–	–	3,544,466
Total Investments	$182,424,914	$–	$–	$182,424,914

Refer to the Schedule of Investments for further disaggregation of investment categories.